Composition of the values of acquisition of BAC Florida and its subsidiaries and goodwill in the acquisition of shares (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Other Information
Payment to BAC Florida	R$ 3,161,724
Total cost of acquisition	3,161,724
- Fair value of net assets acquired (provisional amount)	1,595,336	[1]
- Identifiable intangible assets	1,003,266
- Goodwill on the acquisition of shares	R$ 563,122

[1]	Adjustment of provisions for expected losses, in accordance with IFRS 9 and lease agreements, in accordance with IFRS 16.